SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 5,435,763	$ 5,046,600
Investment in an equity security	100,000	100,000	[1]
Deferred tax assets	972,984	768,617
Goodwill	27,001,383	27,001,383	[1]	$ 19,229,528
Acquired intangible assets	4,926,674	6,467,231
Long-lived assets other than goodwill and acquired intangible assets	33,001,041	39,383,831
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	4,368,106	3,647,913
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,005,601	1,276,989
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 62,056	$ 121,698

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.